Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions (Parenthetical) (Detail) - SEK (kr)
kr in Millions
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Current deferred sales commissions	kr 414	kr 345
Current trade receivables	42,215	48,413
Customer ﬁnance, current	5,570	4,955
Associates [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Current trade receivables	kr 166	kr 70